Rule 497(e)
                                               File Nos. 333-38045 and 811-8443

                  SALOMON BROTHERS VARIABLE SERIES FUNDS INC:

                    SALOMON BROTHERS VARIABLE CAPITAL FUND
                SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
                   SALOMON BROTHERS VARIABLE INVESTORS FUND
                SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND
                SALOMON BROTHERS VARIABLE SMALL CAP GROWTH FUND
                 SALOMON BROTHERS VARIABLE STRATEGIC BOND FUND
                  SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
                               (EACH THE "FUND")



                      SUPPLEMENT DATED AUGUST 30, 2002 TO
                              EACH PROSPECTUS AND
                    THE STATEMENT OF ADDITIONAL INFORMATION
                           EACH DATED APRIL 30, 2002



The following revises and supersedes, as applicable, the information contained in the Prospectus and the Statement of Additional Information for the Fund listed above.

Class of Shares

The shares of the Fund that were outstanding on August 30, 2002 have been designated as Class I shares of the Fund. Effective August 30, 2002, Fund shares offered through the Prospectus are designated Class I shares. The Fund also offers Class II shares, which are subject to a distribution fee and are offered through a separate prospectus to holders of certain variable annuity and variable life insurance contracts issued on or after August 30, 2002.















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